Segment production and growth assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total exploration and evaluation	$ 790	$ 721	$ 668
Total property, plant and equipment	46,555	42,636	40,791
Total intangible assets	4,853	4,826
Total lease assets	1,428	1,291	1,230
Additions to exploration and evaluation:	84	99
Acquisitions through business combinations and asset acquisitions		2,303
Additions to property, plant and equipment:	9,325	7,524
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions		941
Additions to intangible assets:	118	981
Acquisitions through business combinations and asset acquisitions		172
Additions to lease assets, land and buildings and other plant and equipment		148
Additions to lease assets	$ 310	$ 320
Capitalisation rate of borrowing costs eligible for capitalisation	5.00%	4.40%
Land and buildings
Disclosure of operating segments [line items]
Total lease assets	$ 577	$ 603	430
Acquisitions through business combinations and asset acquisitions		172
Additions to lease assets, land and buildings and other plant and equipment		37
Additions to lease assets	21
Oil and gas properties
Disclosure of operating segments [line items]
Total lease assets	3	17	107
Acquisitions through business combinations and asset acquisitions		0
Additions to lease assets, land and buildings and other plant and equipment		0
Additions to lease assets	0
Other plant and equipment
Disclosure of operating segments [line items]
Total lease assets	848	671	693
Acquisitions through business combinations and asset acquisitions		0
Additions to lease assets, land and buildings and other plant and equipment		111
Additions to lease assets	289
Exploration
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	40	22
Evaluation
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	44	77
Goodwill
Disclosure of operating segments [line items]
Total intangible assets	3,952	3,866
Additions to intangible assets, Contract assets and Software	0	0
Intangible assets and goodwill	(3,952)	(3,866)	(3,995)
Adjustment to purchase price allocation
Disclosure of operating segments [line items]
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions	116
Contract assets
Disclosure of operating segments [line items]
Total intangible assets	714	757
Additions to intangible assets, Contract assets and Software	0	1
Intangible assets and goodwill	(714)	(757)	(15)
Software
Disclosure of operating segments [line items]
Total intangible assets	187	203
Additions to intangible assets, Contract assets and Software	2	39
Intangible assets and goodwill	(187)	(203)	(173)
Land and buildings
Disclosure of operating segments [line items]
Total property, plant and equipment	744	734	701
Total lease assets	577	603
Acquisitions through business combinations and asset acquisitions		92
Oil and gas properties
Disclosure of operating segments [line items]
Total property, plant and equipment	23,091	25,787	24,168
Total lease assets	3	17
Acquisitions through business combinations and asset acquisitions		0
Projects in development
Disclosure of operating segments [line items]
Total property, plant and equipment	22,437	15,926	15,724
Acquisitions through business combinations and asset acquisitions		2,211
Other plant and equipment
Disclosure of operating segments [line items]
Total property, plant and equipment	283	189	198
Total lease assets	848	671
Acquisitions through business combinations and asset acquisitions		0
Additions to property, plant and equipment and capitalised borrowings costs	7,879	5,003
Capitalised borrowings costs
Disclosure of operating segments [line items]
Additions to property, plant and equipment and capitalised borrowings costs	733	410
Restoration
Disclosure of operating segments [line items]
Restoration	713	(192)
Australia
Disclosure of operating segments [line items]
Total exploration and evaluation	582	571
Total property, plant and equipment	25,387	24,491
Total intangible assets	2,887	2,887
Total lease assets	194	241
Additions to exploration and evaluation:	17	17
Acquisitions through business combinations and asset acquisitions		0
Additions to property, plant and equipment:	3,298	2,935
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions		0
Additions to intangible assets:	0	0
Acquisitions through business combinations and asset acquisitions		0
Additions to lease assets	1	15
Australia | Land and buildings
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		15
Additions to lease assets	1
Australia | Other plant and equipment
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		0
Additions to lease assets	0
Australia | Exploration
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	0	0
Australia | Evaluation
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	17	17
Australia | Goodwill
Disclosure of operating segments [line items]
Total intangible assets	2,887	2,887
Australia | Adjustment to purchase price allocation
Disclosure of operating segments [line items]
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions	0
Australia | Contract assets
Disclosure of operating segments [line items]
Total intangible assets	0	0
Additions to intangible assets, Contract assets and Software		0
Australia | Software
Disclosure of operating segments [line items]
Total intangible assets	0	0
Additions to intangible assets, Contract assets and Software	0	0
Australia | Land and buildings
Disclosure of operating segments [line items]
Total property, plant and equipment	557	615
Total lease assets	104	102
Australia | Oil and gas properties
Disclosure of operating segments [line items]
Total property, plant and equipment	13,398	14,320
Total lease assets	0	16
Australia | Projects in development
Disclosure of operating segments [line items]
Total property, plant and equipment	11,432	9,556
Australia | Other plant and equipment
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Total lease assets	90	123
Additions to property, plant and equipment and capitalised borrowings costs	2,174	2,794
Australia | Capitalised borrowings costs
Disclosure of operating segments [line items]
Additions to property, plant and equipment and capitalised borrowings costs	390	278
Australia | Restoration
Disclosure of operating segments [line items]
Restoration	734	(137)
International
Disclosure of operating segments [line items]
Total exploration and evaluation	208	150
Total property, plant and equipment	20,603	17,477
Total intangible assets	1,773	1,726
Total lease assets	247	255
Additions to exploration and evaluation:	67	82
Acquisitions through business combinations and asset acquisitions		2,303
Additions to property, plant and equipment:	5,915	4,376
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions		941
Additions to intangible assets:	116	941
Acquisitions through business combinations and asset acquisitions		172
Additions to lease assets	6	172
International | Increase (decrease) due to changes in accounting policy and corrections of prior period errors
Disclosure of operating segments [line items]
Total property, plant and equipment		1,115
Total intangible assets		916
Additions to property, plant and equipment:		1,115
Additions to intangible assets:		941
International | Land and buildings
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		0
Additions to lease assets	6
International | Other plant and equipment
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		0
Additions to lease assets	0
International | Exploration
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	40	22
International | Evaluation
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	27	60
International | Goodwill
Disclosure of operating segments [line items]
Total intangible assets	1,065	979
International | Adjustment to purchase price allocation
Disclosure of operating segments [line items]
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions	116
International | Contract assets
Disclosure of operating segments [line items]
Total intangible assets	708	747
Additions to intangible assets, Contract assets and Software		0
International | Software
Disclosure of operating segments [line items]
Total intangible assets	0	0
Additions to intangible assets, Contract assets and Software	0	0
International | Land and buildings
Disclosure of operating segments [line items]
Total property, plant and equipment	70	92
Total lease assets	244	254
International | Oil and gas properties
Disclosure of operating segments [line items]
Total property, plant and equipment	9,693	11,467
Total lease assets	3	1
International | Projects in development
Disclosure of operating segments [line items]
Total property, plant and equipment	10,840	5,918
International | Other plant and equipment
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Total lease assets	0	0
Additions to property, plant and equipment and capitalised borrowings costs	5,593	1,996
International | Capitalised borrowings costs
Disclosure of operating segments [line items]
Additions to property, plant and equipment and capitalised borrowings costs	343	132
International | Restoration
Disclosure of operating segments [line items]
Restoration	(21)	(55)
Marketing
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Total property, plant and equipment	0	0
Total intangible assets	0	0
Total lease assets	736	547
Additions to exploration and evaluation:	0	0
Acquisitions through business combinations and asset acquisitions		0
Additions to property, plant and equipment:	0	0
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions		0
Additions to intangible assets:	0	0
Acquisitions through business combinations and asset acquisitions		0
Additions to lease assets	265	111
Marketing | Land and buildings
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		0
Additions to lease assets	0
Marketing | Other plant and equipment
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		111
Additions to lease assets	265
Marketing | Exploration
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	0	0
Marketing | Evaluation
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	0	0
Marketing | Goodwill
Disclosure of operating segments [line items]
Total intangible assets	0	0
Marketing | Adjustment to purchase price allocation
Disclosure of operating segments [line items]
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions	0
Marketing | Contract assets
Disclosure of operating segments [line items]
Total intangible assets	0	0
Additions to intangible assets, Contract assets and Software		0
Marketing | Software
Disclosure of operating segments [line items]
Total intangible assets	0	0
Additions to intangible assets, Contract assets and Software	0	0
Marketing | Land and buildings
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Total lease assets	2	0
Marketing | Oil and gas properties
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Total lease assets	0	0
Marketing | Projects in development
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Marketing | Other plant and equipment
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Total lease assets	734	547
Additions to property, plant and equipment and capitalised borrowings costs	0	0
Marketing | Capitalised borrowings costs
Disclosure of operating segments [line items]
Additions to property, plant and equipment and capitalised borrowings costs	0	0
Marketing | Restoration
Disclosure of operating segments [line items]
Restoration	0	0
Corporate
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Total property, plant and equipment	565	668
Total intangible assets	193	213
Total lease assets	251	248
Additions to exploration and evaluation:	0	0
Acquisitions through business combinations and asset acquisitions		0
Additions to property, plant and equipment:	112	213
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions		0
Additions to intangible assets:	2	40
Acquisitions through business combinations and asset acquisitions		0
Additions to lease assets	38	22
Corporate | Increase (decrease) due to changes in accounting policy and corrections of prior period errors
Disclosure of operating segments [line items]
Total property, plant and equipment		(1,115)
Total intangible assets		(916)
Additions to property, plant and equipment:		(1,115)
Additions to intangible assets:		(941)
Corporate | Land and buildings
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		22
Additions to lease assets	14
Corporate | Other plant and equipment
Disclosure of operating segments [line items]
Additions to lease assets, land and buildings and other plant and equipment		0
Additions to lease assets	24
Corporate | Exploration
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	0	0
Corporate | Evaluation
Disclosure of operating segments [line items]
Additions to exploration and evaluation:	0	0
Corporate | Goodwill
Disclosure of operating segments [line items]
Total intangible assets	0	0
Corporate | Adjustment to purchase price allocation
Disclosure of operating segments [line items]
Adjustment to purchase price allocations / Acquisitions through business combination and asset acquisitions	0
Corporate | Contract assets
Disclosure of operating segments [line items]
Total intangible assets	6	10
Additions to intangible assets, Contract assets and Software		1
Corporate | Software
Disclosure of operating segments [line items]
Total intangible assets	187	203
Additions to intangible assets, Contract assets and Software	2	39
Corporate | Land and buildings
Disclosure of operating segments [line items]
Total property, plant and equipment	117	27
Total lease assets	227	247
Corporate | Oil and gas properties
Disclosure of operating segments [line items]
Total property, plant and equipment	0	0
Total lease assets	0	0
Corporate | Projects in development
Disclosure of operating segments [line items]
Total property, plant and equipment	165	452
Corporate | Other plant and equipment
Disclosure of operating segments [line items]
Total property, plant and equipment	283	189
Total lease assets	24	1
Additions to property, plant and equipment and capitalised borrowings costs	112	213
Corporate | Capitalised borrowings costs
Disclosure of operating segments [line items]
Additions to property, plant and equipment and capitalised borrowings costs	0	0
Corporate | Restoration
Disclosure of operating segments [line items]
Restoration	0	0
Asia Pacific
Disclosure of operating segments [line items]
Total exploration and evaluation	582	571	568
Asia Pacific | Australia
Disclosure of operating segments [line items]
Total exploration and evaluation	582	571
Asia Pacific | International
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Asia Pacific | Marketing
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Asia Pacific | Corporate
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Americas
Disclosure of operating segments [line items]
Total exploration and evaluation	207	149	76
Americas | Australia
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Americas | International
Disclosure of operating segments [line items]
Total exploration and evaluation	207	149
Americas | Marketing
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Americas | Corporate
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Africa
Disclosure of operating segments [line items]
Total exploration and evaluation	1	1	$ 24
Africa | Australia
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Africa | International
Disclosure of operating segments [line items]
Total exploration and evaluation	1	1
Africa | Marketing
Disclosure of operating segments [line items]
Total exploration and evaluation	0	0
Africa | Corporate
Disclosure of operating segments [line items]
Total exploration and evaluation	$ 0	$ 0